NET INTEREST INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and similar income
Loans and advances to banks	R$ 27,775,382	R$ 28,323,764	R$ 17,154,023
Loans and advances to customers:
- Loans	101,676,019	102,035,197	100,681,327
- Leases	868,103	582,589	485,298
Financial assets:
- At fair value through profit or loss	27,842,234	28,363,663	29,224,224
- Fair value through other comprehensive income	24,537,302	16,906,668	29,301,725
- At amortized cost	20,118,794	25,277,210	15,526,536
Compulsory deposits with the Central Bank	8,894,336	9,943,391	8,224,712
Other financial interest income	21,547	25,992	15,340
Total	211,733,717	211,458,474	200,613,185
Deposits from banks:
- Interbank deposits	(1,115,457)	(1,943,998)	(230,452)
- Funding in the open market	(29,159,155)	(31,529,801)	(26,140,363)
- Borrowings and onlending	(7,768,802)	(5,834,892)	(5,182,646)
Deposits from customers:
- Savings accounts	(7,977,114)	(9,017,597)	(9,351,219)
- Time deposits	(35,409,570)	(42,262,374)	(32,706,362)
Securities issued	(26,420,100)	(25,887,914)	(21,274,753)
Subordinated debt	(6,378,786)	(7,007,236)	(7,262,125)
Liabilities of insurance contracts	(29,398,557)	(32,173,621)	(27,972,772)
Technical capitalization provisions	(651,612)	(718,622)	(681,221)
Total	(144,279,153)	(156,376,055)	(130,801,913)
Net interest income	R$ 67,454,564	R$ 55,082,419	R$ 69,811,272